Fixed Assets, Net	12 Months Ended
Dec. 31, 2010
Fixed Assets, Net [Abstract]
FIXED ASSETS, NET

10.	FIXED ASSETS, NET

An analysis of fixed asset activity for the years ended December 31, 2010 and 2009 are as follows:

		Leasehold
	Land and	improvements	Furniture and
	buildings(i)	(millions)	equipment	Total

Cost: at January 1, 2009	$41	$148	$359	$548
Additions	—	23	73	96
Disposals	—	(8)	(65)	(73)
Foreign exchange	4	11	23	38

Cost: at December 31, 2009	45	174	390	609
Additions	24	13	69	106
Disposals	—	(4)	(45)	(49)
Foreign exchange	(2)	(1)	(9)	(12)

Cost: at December 31, 2010	$67	$182	$405	$654

Depreciation: at January 1, 2009	$(14)	$(27)	$(195)	$(236)
Depreciation expense provided	(2)	(12)	(50)	(64)
Disposals	—	5	56	61
Foreign exchange	(2)	(2)	(14)	(18)

Depreciation: at December 31, 2009	(18)	(36)	(203)	(257)
Depreciation expense provided	(2)	(12)	(49)	(63)
Disposals	—	2	39	41
Foreign exchange	1	—	5	6

Depreciation: at December 31, 2010	$(19)	$(46)	$(208)	$(273)

Net book value:
At December 31, 2009	$27	$138	$187	$352

At December 31, 2010	$48	$136	$197	$381

(i)	Included within land and buildings are assets held under capital leases. At December 31, 2010, cost and accumulated depreciation were $23 million and $1 million respectively (2009: $nil and $nil respectively; 2008: $nil and $nil respectively). Depreciation in the year ended December 31, 2010 was $1 million (2009: $nil; 2008: $nil).